PRINCIPAL ACCOUNTING POLICIES - Restatement of Previously Issued Unaudited Consolidated Statements of Cash Flows (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net (loss) gain		¥ 447,802,823	¥ (50,041,769)	$ (28,177,876)	¥ (196,168,740)	¥ (239,284,796)	¥ (112,092,907)
Adjustments for:
Gain on disposal of subsidiaries		(384,483,491)	(1,206,925)
Gain on extinguishment of convertible notes		(148,647,177)	0
Foreign currency exchange (gain) loss		11,598,132	2,259,149	786,291	5,474,002	20,331,430	(19,206,747)
Fair value change on warrants liability		(123,056)	(964,594)
Amortization of discount and interest on convertible notes		6,598,391	16,112,241	4,762,302	33,154,191	98,308,205	76,990,826
Change in prepayments and other current assets		(5,781,257)	(1,359,634)	(952,181)	(6,628,897)	(20,575,190)	3,169,076
Change in accrued expenses and other current liabilities		6,494,048	5,130,795	1,708,802	11,896,337	(2,408,745)	(7,943,127)
Net cash used in operating activities		(20,349,997)	(17,720,288)	(7,781,799)	(54,175,322)	(101,200,526)	(86,651,662)
Repayments of entrusted loan		(43,009,402)
Net cash provided by (used in) financing activities		(374,538,461)	50,446,376	5,878,192	40,922,800	(18,357,011)	44,073,433
Effect of foreign exchange rate changes on cash and cash equivalents		(1,264,825)	¥ (1,596,907)	$ 180,601	¥ 1,257,310	¥ (1,494,584)	¥ 4,527,918
Restated
Cash flows from operating activities:
Net (loss) gain	$ 50,944,167	359,925,630
Adjustments for:
Gain on disposal of subsidiaries	(55,462,568)	(391,848,588)
Gain on extinguishment of convertible notes	(8,033,277)	(56,755,902)
Foreign currency exchange (gain) loss	1,752,665	12,382,752
Fair value change on warrants liability	17,417	123,056
Amortization of discount and interest on convertible notes	413,769	2,923,316
Change in prepayments and other current assets	(789,976)	(5,581,257)
Change in accrued expenses and other current liabilities	(4,183,910)	(29,559,749)
Net cash used in operating activities	(8,803,717)	(62,199,152)
Net cash provided by (used in) financing activities	(46,924,893)	(331,529,059)
Effect of foreign exchange rate changes on cash and cash equivalents	$ (343,247)	(2,425,072)
Adjustments
Cash flows from operating activities:
Net (loss) gain		(87,877,193)
Adjustments for:
Gain on disposal of subsidiaries		(7,365,097)
Gain on extinguishment of convertible notes		91,891,275
Foreign currency exchange (gain) loss		784,620
Fair value change on warrants liability		246,112
Amortization of discount and interest on convertible notes		(3,675,075)
Change in prepayments and other current assets		200,000
Change in accrued expenses and other current liabilities		(36,053,797)
Net cash used in operating activities		(41,849,155)
Repayments of entrusted loan		43,009,402
Net cash provided by (used in) financing activities		43,009,402
Effect of foreign exchange rate changes on cash and cash equivalents		¥ (1,160,247)